Short-term and Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of shortterm and Longterm borrowings

	As of December 31
	2020	2021
	RMB	RMB

Short‑term borrowings	5,826,562	6,838,328
Long‑term borrowings	1,453,222	1,681,370
Total	7,279,784	8,519,698

Schedule of short-term and long-term borrowings maturities

	As of December 31
	2020	2021
	RMB	RMB

Within 1 year	5,826,562	6,838,328
Between 1 to 2 years	799,840	1,567,890
Between 2 to 3 years	653,382	113,480
Total	7,279,784	8,519,698